Lincoln Financial Group 150 N. Radnor-Chester Road Radnor, Pennsylvania 19087

Phone:    484-583-8711

Email:    Sam.Goldstein@lfg.com

VIA EDGAR

December 22, 2022

Alberto Zapata, Esq.

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:	Registrant:	Lincoln Variable Insurance Products Trust (“Registrant”)
	Funds:	LVIP JPMorgan Core Bond Fund
LVIP JPMorgan Mid Cap Value Fund
LVIP JPMorgan Small Cap Core Fund
LVIP JPMorgan U.S. Equity Fund
(each a “Fund”)

Dear Mr. Zapata:

Attached for filing via EDGAR is the Registration Statement on Form N-14 for the above-referenced Registrant for each Fund.

The preliminary N-14 is being filed pursuant to Rule 488(a) under the Securities Act of 1933, in order to solicit proxies to approve the reorganization of the Funds as follows:

Acquired Fund	Acquiring Fund
JPMorgan Insurance Trust Core Bond Portfolio	LVIP JPMorgan Core Bond Fund
JPMorgan Insurance Trust Mid Cap Value Portfolio	LVIP JPMorgan Mid Cap Value Fund
JPMorgan Insurance Trust Small Cap Core Portfolio	LVIP JPMorgan Small Cap Core Fund
JPMorgan Insurance Trust U.S. Equity Portfolio	LVIP JPMorgan U.S. Equity Fund

The Trust intends within the next two weeks to file a registration statement on Form 485A to register the Acquiring Funds listed above. The Trust expects that it will delay effectiveness of that filing until the reorganizations are completed on May 1, 2023.

Your consideration of this filing is much appreciated.

Sincerely,

/s/ Samuel K. Goldstein
Samuel K. Goldstein, Esq.
Senior Counsel—Funds Management

cc:            Ronald A. Holinsky, Chief Counsel